SUPPLEMENTAL NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL NON-CASH TRANSACTIONS
NOTE 14 – Supplemental Non-cash Transactions

The following table presents information about supplemental cash flows for the years ended December 31, 2016 and 2015 (in thousands);

	2016	2015
Non-cash investing and financing activities excluded from the statement of cash flows:
Common stock issued for Series A Preferred Stock and accrued dividends	7,682	-
Common stock issued for convertible notes and accrued interest	14,872	-
Common stock issued for Brushy’s common stock	7,111	-
Common stock issued for Series B Preferred Stock and accrued dividends	3,230	-
Warrants issued for fees associated with Series B Preferred Stock issuance	1,590	-
Warrants issued for Series B Preferred Stock issuance and recorded as a deemed dividend	7,879	-
Fair value of warrants issued as debt discount and financing costs	2,192	1,222
Disposition of oil and gas assets for elimination of accrued expense for drilling	-	5,198